Commitment and Contingencies (Schedule of Long Term Purchase Commitments) (Parenthetical) (Detail) - Virginia Electric and Power Company - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Long-term Purchase Commitment [Line Items]
Present value of total commitment for capacity payments	$ 221
Purchased electric capacity
Long-term Purchase Commitment [Line Items]
Payments	114	$ 248	$ 305
Energy payments
Long-term Purchase Commitment [Line Items]
Payments	$ 72	$ 126	$ 198